Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Accrued Liabilities [Line Items]
Accrued Liabilities

7. Accrued Liabilities

Accrued liabilities consisted of the following at the dates indicated:

	September 30, 2021	December 31, 2020
Accrued lab fees	$8,526,602	$4,267,665
Accrued payroll	10,464,783	2,409,105
Medicare advance	1,945,814	2,397,024
FICA/Medicare liability	1,793,551	1,793,551
Accrued general expenses	3,975,877	1,437,684
Accrued subcontractors	8,463,178	—
Accrued fuel and maintenance	549,491	181,195
Accrued workers compensation	1,965,084	538,897
Other current liabilities	194,002	50,000
Accrued legal fees	1,251,463	1,172,425
Credit card payable	43,086	6,892
Total accrued liabilities	$39,172,931	$14,254,438

7. Accrued Liabilities

Accrued liabilities consisted of the following at the dates indicated:

	December 31, 2020	December 31, 2019
Accrued laboratory fees	$4,267,665	$—
Accrued payroll	2,409,105	3,060,252
Medicare advance	2,397,024	—
FICA/Medicare liability	1,793,551	—
Accrued general expenses	1,437,684	354,082
Accrued fuel and maintenance	181,195	43,291
Accrued workers compensation	538,897	881,456
Other current liabilities	50,000	—
Accrued legal fees	1,172,425	97,425
Credit card payable	6,892	151,281
Total accrued liabilities	$14,254,438	$4,587,787